SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITY (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 10, 2025	Jan. 31, 2013
Office For Fine Architecture Limited [Member]
Date of Incorporation	Jan. 31, 2013	Jan. 31, 2013
Jurisdiction of Formation	Hong Kong	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%	100.00%		100.00%
Principal Activities	Providing design, fit out, project management and application services for commercial, residential and industrial properties, real estate development, senior care infrastructure.	Providing design, fit out, project management and application services for commercia, residential and industrial properties, real estate development, senior care infrastructure
O F A Financial Inc [Member]
Date of Incorporation	Jun. 11, 2025
Jurisdiction of Formation	Delaware, USA
Percentage of direct/indirect Economic Ownership	100.00%		100.00%
Principal Activities	empowering growth-stage and cross-border companies in their journey toward successful market entry and expansion in the United States.
O F A Financial H K Limited [Member]
Date of Incorporation	Sep. 10, 2025
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Activities of head offices; management and management consultancy activities.